Fair Value (Narrative) (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($)
Entity Information [Line Items]
Investments, Fair Value Disclosure	$ 3,646	$ 3,552	$ 3,552	$ 3,228
Revisions to cash flow and timing estimates	8,525	0	12,921	44,679
Deferred financing costs, net			23,612
Unamortized debt discount	9,700		6,768
Asset retirement obligations	267,872		249,930	218,729
Regulatory assets, non-current	574,181		541,784	593,939
Financial Transmission Rights Fair Value Disclosure	393	1,388	1,388	7,545
Total financial assets measured at fair value	4,039	19,234	19,234	22,945
Unamortized Debt Discount
Entity Information [Line Items]
Unamortized debt discount			6,800	7,100
Unamortized Deferred Financing Cost
Entity Information [Line Items]
Deferred financing costs, net			24,800	26,300
Total Indebtedness [Member]
Entity Information [Line Items]
Deferred financing costs, net	36,400		24,800
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Entity Information [Line Items]
Derivative, Notional Amount, Purchase (Sales), Net	$ 400,000		400,000
Purchase of Derivative Instruments Interest Rate Swap			400,000
Sale of Derivative Instruments Interest Rate Swap			$ 0
FTR [Member] | Not Designated as Hedging Instrument [Member]
Entity Information [Line Items]
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0		0
Petersburg Unit 1 retirement
Entity Information [Line Items]
Regulatory assets, non-current			$ 35,700
Indianapolis Power And Light Company
Entity Information [Line Items]
Revisions to cash flow and timing estimates	$ 8,525	0	12,921	44,679
Deferred financing costs, net	26,369		19,058	20,400
Unamortized debt discount	8,266		6,449	6,651
Asset retirement obligations	267,872		249,930	218,729
Regulatory assets, non-current	574,181		541,784	593,939
Financial Transmission Rights Fair Value Disclosure	393		1,388	7,545
Total financial assets measured at fair value	$ 393		1,388	7,545
Indianapolis Power And Light Company | Variable Rate [Member]
Entity Information [Line Items]
Unamortized debt discount			(6,400)	6,700
Indianapolis Power And Light Company | Total Indebtedness [Member]
Entity Information [Line Items]
Deferred financing costs, net			$ 20,200	20,400
Indianapolis Power And Light Company | FTR [Member] | Not Designated as Hedging Instrument [Member]
Entity Information [Line Items]
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0		0
Indianapolis Power And Light Company | Petersburg Unit 1 retirement
Entity Information [Line Items]
Regulatory assets, non-current				287,463
Money Market Funds [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	$ 86	127	$ 127	5
Mutual Fund [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	3,560	3,425	3,425	3,223
Fair Value, Inputs, Level 1 [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Financial Transmission Rights Fair Value Disclosure	0	0	0	0
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Fair Value, Inputs, Level 1 [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial Transmission Rights Fair Value Disclosure	0		0	0
Total financial assets measured at fair value	0		0	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	86	127
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	3,560	3,425
Fair Value, Inputs, Level 2 [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0	0	0
Financial Transmission Rights Fair Value Disclosure	0	0	0	0
Total financial assets measured at fair value	0	14,294	14,294	12,172
Fair Value, Inputs, Level 2 [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial Transmission Rights Fair Value Disclosure	0		0	0
Total financial assets measured at fair value	0		0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0	0	0
Financial Transmission Rights Fair Value Disclosure	393	1,388	1,388	7,545
Total financial assets measured at fair value	393	1,388	1,388	7,545
Fair Value, Inputs, Level 3 [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial Transmission Rights Fair Value Disclosure	393		1,388	7,545
Total financial assets measured at fair value	393		$ 1,388	$ 7,545
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	$ 0	$ 0